UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03287
New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)
150 Broadhollow Road, Suite PH2
Melville, New York 11747

(Address of principal executive offices) (Zip code)
David J. Schoenwald, President
New Alternatives Fund, Inc.
150 Broadhollow Road, Suite PH2
Melville, New York 11747

(Name and address of agent for service)
Registrant’s telephone number, including area code: 631-423-7373
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
NEW ALTERNATIVES FUND, INC.
SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — 97.9%

Alternate Energy — 44.6%

Renewable Energy Power Producers & Developers — 28.1%
Abengoa (Spain)	450,000	$12,979,484
Acciona (Spain)	107,500	11,922,020
Algonquin Power & Utilities Corp. (Canada)	10,000	43,420
Brookfield Asset Management, Inc., Class A (Canada)	250,000	6,355,000
EDF Energies Nouvelles SA (France)	250,000	11,958,386
EDP Renovaveis SA (Spain)*	1,500,000	11,720,333
Electrificaciones del Norte (Spain)	125,000	1,806,505
Hafslund ASA, Class A (Norway)	275,000	3,192,724
Iberdrola Renovables (Spain)	3,000,000	12,459,818
TrustPower Ltd. (New Zealand)	500,000	2,571,460

		75,009,150

Wind Turbines — 8.7%
Gamesa Corporacion Tecnologica (Spain)	750,000	10,281,882
Nordex AG (Germany)*	25,000	285,326
Vestas Wind Systems (Denmark)*	235,000	12,769,422

		23,336,630

Geothermal — 4.5%
Ormat Technologies, Inc.	350,000	9,849,000
WFI Industries Ltd. (Canada)	75,000	2,111,210

		11,960,210

Energy Storage — 3.3%
NGK Insulators Ltd. (Japan)	50,000	1,019,895
Panasonic Corp. (Japan) ADR	500,000	7,660,000

		8,679,895

Total Alternate Energy		118,985,885

Water — 16.0%

Water Utilities — 14.5%
American Water Works Co., Inc.	625,000	13,600,000
Aqua America, Inc.	750,000	13,177,500
CIA SaneamentoBasico (Brazil) ADR	325,000	11,960,000

		38,737,500

Water Related — 1.5%
Badger Meter, Inc.	25,000	962,750
Befesa Medio Ambiente (Spain)*	50,000	1,417,515
Hyflux Ltd. (Singapore)	600,000	1,458,237

		3,838,502

Total Water		42,576,002

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010
(Unaudited)

	Shares	Value
Energy Conservation — 14.9%
Eaga PLC (United Kingdom)	275,000	$599,260
Itron, Inc.*	25,000	1,814,250
Koninklijke Philips Electronics (Netherlands)	275,000	8,805,500
Owens Corning, Inc.*	350,000	8,904,000
Schneider Electric SA (France)	125,000	14,661,390
Stantec, Inc. (Canada)*	75,000	1,957,500
Telvent GIT (Spain)	100,000	2,876,000

		39,617,900

Natural Gas Distribution — 14.5%
Atmos Energy Corp.	425,000	12,142,250
Northwest Natural Gas Co.	275,000	12,815,000
South Jersey Industries, Inc.	325,000	13,646,750

		38,604,000

Solar — 5.1%

Solar Photovoltaic — 2.9%
Kyocera Corp. (Japan) ADR	25,000	2,430,500
MEMC Electronic Materials, Inc.*	125,000	1,916,250
SMA Solar Technology AG (Germany)	15,000	1,838,583
Solarworld AG (Germany)	100,000	1,508,009

		7,693,342

Solar Thermal — 2.2%
Solar Millennium (Germany) *	250,000	5,993,544

Total Solar		13,686,886

Electric Transmission — 2.1%
ITC Holdings Corp.	100,000	5,500,000

Recycling — 0.7%
Sims Metal Management Ltd. (Australia) SP ADR	100,000	1,964,000

Total Common Stocks (Cost $265,162,422)		260,934,673

The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010
(Unaudited)

	Par	Value
CERTIFICATES OF DEPOSIT — 0.2%

Socially Concerned Banks — 0.2%
Alternatives Federal Credit Union 0.35% due 04/30/10	$100,000	$100,000
Carver Federal Savings Bank 0.01% due 12/23/10	100,000	100,000
South Shore Bank 0.25% due 04/21/10	100,000	100,000
Chittenden Bank 1.09% due 12/03/10	100,000	100,000
Self-Help Credit Union 0.25% due 05/10/10	100,000	100,000

Total Certificates of Deposit (Cost $500,000)		500,000

TOTAL INVESTMENTS (Cost $265,662,422) — 98.1%		261,434,673

Other Assets in Excess of Liabilities — 1.9%		5,195,955

Net Assets — 100.0%		$266,630,628

*	Non-income producing security

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$265,662,422

Gross unrealized appreciation	$21,066,607
Gross unrealized depreciation	(25,294,356)

Net unrealized deppreciation	$(4,227,749)

ADR -American Depositary Receipt
SP ADR -Sponsored American Depositary Reciepts
The accompanying notes are an integral part of this Schedule of Investments.

NEW ALTERNATIVES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2010
(Unaudited)
1. PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on a national securities exchange or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded, as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are amortized based on their cost.
Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation.
If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor pursuant to procedures adopted by the Fund’s Board of Directors.
2. FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:
•	Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities the Fund has the ability to access.

•	Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 —	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s assets carried at fair value:

			Level 2
			Other	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments in Securities:	March 31, 2010	Prices	Inputs	Inputs

Common Stocks*	$260,934,673	$260,934,673	$—	$—
Certificates of Deposit	500,000	—	500,000	—

Total	$261,434,673	$260,934,673	$500,000	$—

*	See Schedule of Investments for sector diversification.
For the Period ended March 31, 2010, the Fund held no securities which measured their value using Level 3 inputs.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Alternatives Fund, Inc.

By (Signature and Title)*	/s/ David J. Schoenwald

David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date      4/27/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David J. Schoenwald

David J. Schoenwald, President and Treasurer
(Principal Executive Officer and Principal Financial Officer)
Date     4/27/2010

*	Print the name and title of each signing officer under his or her signature.